Tax matters - Tax recognized in consolidated equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net tax credited/(charged) to consolidated total equity:
Remeasurement of defined benefit obligation	$ 149	$ 16	$ 264
Measurement of Financial assets at fair value through other comprehensive income	2,210	1,402	(1,056)
Measurement of Financial derivatives (Cash flow hedge)	365	(422)	126
Paid interests on Subordinated Additional Tier I Capital Notes	276		290
Tax recognized in consolidated equity	3,000	996	(376)
Debt instruments
Net tax credited/(charged) to consolidated total equity:
Measurement of Financial assets at fair value through other comprehensive income	$ 2,210	$ 1,402	$ (1,056)